UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2019

Aptus Behavioral Momentum ETF
Ticker: BEMO

Aptus Fortified Value ETF
Ticker: FTVA

Aptus Defined Risk ETF
Ticker: DRSK

Aptus Collared Income Opportunity ETF
Ticker: ACIO

Opus Small Cap Value ETF
Ticker: OSCV

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Aptus ETFs

Aptus Behavioral Momentum ETF

Shareholder Letter

(Unaudited)

Dear BEMO Shareholders,

Thank you for your investment in the Aptus Behavioral Momentum ETF, referred to herein as “BEMO” or the “Fund”. The information presented in this letter relates to BEMO’s performance from May 1, 2019 through October 31, 2019 (the “current fiscal period”).

The Aptus Behavioral Momentum Index (“the Index”), is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities. The proprietary Index methodology, developed by Aptus Capital Advisors, quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends, and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate US Treasury Bonds dependent on the overall market environment.

For the current fiscal period BEMO gained 2.10% at market, 2.19% at NAV, and the Index gained 2.57%. Over the same current fiscal period the S&P 500 Total Return Index was up 4.16%.

The largest positive contributor to return for the current fiscal period was Edwards Lifesciences (EW), gaining 35.91% and adding 1.30% to the return of BEMO. The second largest contributor was Ball Corporation (BLL), gaining 19.77% and adding 0.84% to the return of BEMO. The third largest contributor was Procter & Gamble Company (PG), gaining 20.19% and adding 0.76% to the return of BEMO.

The largest negative contributor to the return for the current fiscal period was Autodesk, Inc. (ADSK), down 17.47% and detracting 0.73% from BEMO. The second largest negative contributor was Broadcom, Inc. (AVGO), down 11.78% and detracting 0.54% from BEMO. The third largest negative contributor was Splunk, Inc. (SPLK), down -12.09% and detracting 0.49% from BEMO.

The Index is rebalanced on a rolling 28-day cycle. The Index methodology is designed to adapt to the market environment by seeking exposure to individual names where market participants are pushing prices higher. In addition, the Index aims to provide built-in risk management designed to avoid most large negative market movements.

In the first four months of the fiscal year the Aptus Behavioral Momentum Index showed great strength in an overall market that went nowhere, the relative outperformance was driven by consumer staples names like TSN, MDLZ and PG as well as real estate names like SBAC. As those sectors started to cool off in September and October, so did

Aptus Behavioral Momentum ETF

Shareholder Letter

(Unaudited) (Continued)

the Aptus Behavioral Momentum Index. The Index’s systematic rebalance process and simple rules surrounding our buy and sell decisions creates an opportunity for winning stocks to continue to win and losing stocks to be eliminated.

We appreciate your investment. If we can ever elaborate on the underlying methodology of the Aptus Behavioral Momentum Index, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your investment in BEMO.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The behavioral momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in small capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

S&P 500 Total Return Index - a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

One cannot invest directly in an index.

Aptus Capital Advisors is the adviser to the Aptus Behavioral Momentum ETF, which is distributed by Quasar Distributors, LLC.

Aptus Fortified Value ETF

Shareholder Letter

(Unaudited)

Dear FTVA Shareholders,

Thank you for your investment in the Aptus Fortified Value ETF, referred to herein as “FTVA” or the “Fund”. The information presented in this letter relates to FTVA’s performance from May 1, 2019 through October 31, 2019 (the “current fiscal period”).

The Aptus Fortified Value Index (“the Index”) is a rules-based, equal-weighted index that is designed to gain exposure to 50 of the most undervalued U.S.- listed common stocks and real estate investment trusts (“REITs”), while attempting to hedge against significant U.S. equity market declines when the market is overvalued. The Index is composed of two components: an equity component of 50 common stocks and REITs and, when the Index determines that the U.S. equity market is overvalued, a “tail hedge” of long put options on a security that tracks the broader U.S. equity market. When the tail hedge is not in effect, the Index will be composed 100% of the equity component. At the time the tail hedge is implemented, the Index will be composed 99.50% of the equity component and 0.50% of the tail hedge.

For the current fiscal period, FTVA was down 2.28% at market and down 2.13% at NAV. Over the same current fiscal period the Russell 1000 Total Return Index was up 3.78%.

The largest positive equity contributor to return for the current fiscal period was KLA Corporation (KLAC), gaining 31.84% and adding 0.68% to the return of FTVA. The second largest contributor was LAM Research Corporation (LRCX), gaining 34.32% and adding 0.67% to the return of FTVA. The third largest contributor was Bristol-Meyers Squibb Company (BMY), gaining 35.25% and adding 0.65% to the return of FTVA.

The largest negative equity contributor to the return for the period was Stamps.com (STMP), down 46.91% and detracting 1.05% from FTVA. The second largest negative contributor was Nektar Therapeutics (NKTR), down 45.18% and detracting 0.92% from FTVA. The third largest negative contributor was Alliance Data Systems Corporation (ADS), down 35.52% and detracting 0.83% from FTVA.

The Aptus Fortified Value Index continues to overweight the Technology, Healthcare and Consumer Discretionary sectors. In the first 4 months of the fiscal year the Index lagged because of the sector exposure but as tech and especially healthcare finally regained its footing in September and October so did the Aptus Fortified Value Index. The Index will continue to use a rules-based process that seeks out U.S. stocks with quality and value characteristics with a dynamic tail hedge when valuations dictate.

Aptus Fortified Value ETF

Shareholder Letter

(Unaudited) (Continued)

We appreciate your interest in FTVA. If we can elaborate on the underlying methodology of the Aptus Fortified Value Index, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.

The Index methodology is based on a “value” style of investing, and consequently, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time. When the Index’s tail hedge is in effect, the Fund may purchase put options designed to mitigate the Fund’s exposure to significant declines in the broader U.S. equity market. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

The Index’s equity component is drawn from the universe of common stocks and REITs that make up the Solactive U.S. Large & Mid Cap Index, generally the 1,000 largest U.S.-listed common stocks and REITs. Companies in the finance sector are excluded from the universe. The Index scores each company in the universe on a proprietary series of objective, fundamental analyses (the “Valuation Model”) that evaluate each company’s free cash flow relative to its size, return on capital employed (a measure of profitability relative to a company’s capital), and change in price-to-earnings ratios over the past five years. For each company, the Valuation Model averages the scores from each analysis to determine an overall “Aptus Value Composite Score”.

One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Aptus Fortified Value ETF

Shareholder Letter

(Unaudited) (Continued)

Definitions:

Free Cash Flow – a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.

Return on Invested Capital (ROIC) – A calculation used to assess a company’s efficiency at allocating the capital under its control to profitable investments.

Price to Earnings Ratio – ratio for valuing a company that measures its current share price relative to its per-share earnings.

Russell 1000 Total Return Index - an index of unmanaged market capitalization-weighted index comprised of the largest 1,000 companies by market capitalization in the Russell 3000 Index.

Aptus Capital Advisors is the adviser to the Aptus Fortified Value ETF, which is distributed by Quasar Distributors, LLC.

Aptus Defined Risk ETF

Shareholder Letter

(Unaudited)

Dear DRSK Shareholders,

Thank you for your investment in the Aptus Defined Risk ETF, referred to herein as “DRSK” or the “Fund”. The information presented in this letter relates to DRSK’s performance from May 1, 2019 through October 31, 2019 (the “current fiscal period”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a hybrid fixed income and equity strategy. The Fund typically invests approximately 90% to 95% of its assets to obtain exposure to investment-grade corporate bonds (the “Fixed Income Strategy”) and invests the remainder of its assets to obtain exposure to large capitalization U.S. stocks, while limiting downside risk (the “Equity Strategy”)

For the current fiscal period DRSK was up 3.88% at market and 3.93% at NAV. Over the same current fiscal period the Bloomberg Barclays Global Aggregate Bond Index was up 5.71%.

The largest positive contributor to return for the current fiscal period was an option position in American Tower Corporation (AMT), gaining 184.60% and adding 0.90% to the return of DRSK. The second largest contributor was an option position in Starbucks Corporation (SBUX), gaining 153.87% and adding 0.75% to the return of DRSK. The third largest contributor was another option position in Starbucks Corporation (SBUX), gaining 128.20% and adding 0.65% to the return of DRSK.

The largest negative option contributor to the return for the current fiscal period was an option position in American Express Company (AXP), down 90.50% and detracting 0.90% from DRSK. The second largest negative contributor was an option position in salesforce.com (CRM), down 90.58% and detracting 0.45% from DRSK. The third largest negative contributor was an option position in Kimberly Clark Corp (KMB), down 86.62% and detracting 0.40% from DRSK.

We are excited about the opportunity to give our investors access to the Aptus Defined Risk ETF. We see income generation as a major issue for investors in a low interest rate environment and extending maturities or accepting poorer credit bring added risk. Our “income plus” approach utilizes call options that seeks to capture market upside and defined risk in a declining market. We seek to leverage the powerful combination of laddered bonds over the next 7 years and asymmetric payoff opportunity of the call options which aims to give investors expected returns not typically seen in the traditional fixed income space.

Aptus Defined Risk ETF

Shareholder Letter

(Unaudited) (Continued)

We appreciate your interest in DRSK. If we can elaborate on the underlying Aptus Defined Risk strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests indirectly in fixed income securities through investments in Underlying Bond ETFs, which involve certain risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. Because the Fund only purchases options (as opposed to writing/selling options), the Fund’s losses from its exposure to options are limited to the amount of premiums paid. The Fund is subject to the risk that the securities may be more volatile than the market as a whole. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in options; the Fund risks losing all or part of the cash paid (premium) for purchasing options. Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Aptus Capital Advisors is the adviser to the Aptus Defined Risk ETF, which is distributed by Quasar Distributors, LLC.

Definitions:

Bloomberg Barclays Global Aggregate Bond Index – a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers.

One cannot invest directly in an index.

Aptus Collared Income Opportunity ETF

Shareholder Letter

(Unaudited)

Dear ACIO Shareholders,

Thank you for your investment in the Aptus Collared Income Opportunity ETF, referred to herein as “ACIO” or the “Fund”. The information presented in this letter relates to the period ACIO’s recent launch on July 9, 2019 through October 31, 2019 (the “current fiscal period”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of large capitalization U.S.-listed equity securities and an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the same underlying equity securities. The equity securities and options held by the Fund must be listed on a U.S.-exchange, and the equity securities may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”). The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.

For the current fiscal period ACIO was up 0.10% at market and 0.12% at NAV. The Fund’s benchmark is the S&P 500 Total Return Index, which was up 2.51% over the same period.

The largest positive equity contributor to return for the current fiscal period was Seagate Technology plc (STX), gaining 24.33% and adding 0.88% to the return of ACIO. The second largest contributor was State Street Corporation (STT), gaining 22.47% and adding 0.80% to the return of ACIO. The third largest contributor was Raytheon Company (RTN), gaining 20.48% and adding 0.60% to the return of ACIO.

The largest negative equity contributor to the return for the current fiscal period was TD Ameritrade Holding Corporation (AMTD), down 33.89% and detracting 1.17% from ACIO. The second largest negative contributor was Occidental Petroleum Corporation (OXY), down 17.97% and detracting 0.65% from ACIO. The third largest negative contributor was Rio Tinto plc (RIO), down 12.43% and detracting 0.49% from ACIO.

We are excited about the opportunity to give our investors access to the Aptus Collared Income Opportunity ETF. We think it’s possible that future returns from a traditional 60/40 portfolio may be well below recent history, at risk of being insufficient to meet the income needs of today’s retirees. We believe we can help the math with a focus on global dividend growers. With overall valuations high, and growth difficult to project, we place great emphasis on sustainable yield in building return assumptions. The ACIO screening process takes 30 stocks from across the globe that a) meet the filter, b) provide diversified exposure, and c) maintain an active options market from which we can collar each position by selling covered call options and buying long put options. The powerful combination of a high dividend paying basket of 30 stocks with a collar around each position aims to deliver consistent and repeatable yield and minimal drawdown.

Aptus Collared Income Opportunity ETF

Shareholder Letter

(Unaudited) (Continued)

We appreciate your interest in ACIO. If we can elaborate on the underlying Aptus Collared Income Opportunity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period. A collar is an options strategy constructed by holding shares of the underlying stock while simultaneously buying put options and selling call options against that holding.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

S&P 500 Total Return Index - a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

One cannot invest directly in an index.

Aptus Capital Advisors is the adviser to the Aptus Collared Income Opportunity ETF, which is distributed by Quasar Distributors, LLC.

Opus Small Cap Value ETF

Shareholder Letter

(Unaudited)

Dear OSCV Shareholders,

Thank you for your investment in the Opus Small Cap Value ETF, referred to herein as “OSCV” or the “Fund”. The information presented in this letter relates to OSCV’s performance from May 1, 2019 through October 31, 2019 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization U.S. companies. The Fund defines a small capitalization company as an issuer whose market capitalization at the time of purchase is in the range of those found in the Russell 2000® Index.

For the current fiscal period OSCV was up 6.50% at market and 6.61% at NAV. For the same current fiscal period the Russell 2000® Value Total Return Index was down 0.53%.

The largest positive equity contributor to return for the current fiscal period was Churchill Downs, Inc. (CHDN), gaining 32.42% and adding 0.46% to the return of OSCV. The second largest contributor was CorEnergy Infrastructure Trust, Inc. (CORR), gaining 30.54% and adding 0.43% to the return of OSCV. The third largest contributor was CyrusOne, Inc. (CONE), gaining 29.68% and adding 0.41% to the return of OSCV.

The largest negative equity contributor to the return for the current fiscal period was Falcon Minerals Corporation (FLMN), down 32.62% and detracting 0.40% from OSCV. The second largest negative contributor was Gildan Activewear, Inc. (GIL), down 29.16% and detracting 0.39% from OSCV. The third largest negative contributor was Ituran Location and Control, Ltd. (ITRN), down 32.42% and detracting 0.39% from OSCV.

We are excited about the opportunity to give our investors access to the Opus Small Cap Value ETF. OSCV selects stocks across a variety of sectors and industries by combining factor-based analysis with rigorous fundamental research to identify high-quality, growing companies that are believed to be undervalued. OSCV is focused on three core themes to identify companies: 1. higher quality companies with sound business models, higher returns on equity, strong balance sheets, and shareholder-friendly management. 2. higher growth companies that are well-positioned to grow sales, earnings, cash flows, and dividends. 3. lower valuation companies whose valuations reflect lower price-to-earnings and higher yields than their peers. OSCV generally sells a stock when the company is no longer believed to be high quality, when its anticipated growth rate has significantly declined, when it is no longer considered undervalued, or when it is no longer considered a small-capitalization company after a significant period of time (e.g., more than one year).

Opus Small Cap Value ETF

Shareholder Letter

(Unaudited) (Continued)

We appreciate your interest in OSCV. If we can elaborate on the underlying Opus Small Cap Value ETF strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

Russell 2000® Value Total Return Index – The Russell 2000® Value Index measures the performance of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index – The Russell 2000 index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® serves as a benchmark for small-cap stocks in the United States.

Return on equity – a measure of financial performance calculated by dividing net income by shareholders’ equity (shareholders’ equity being a company’s assets minus its debt).

Cash flow – a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.

Price-to-earnings – ratio for valuing a company that measures its current share price relative to its per-share earnings.

One cannot invest directly in an index.

Aptus Capital Advisors is the adviser to the Opus Small Cap Value ETF, which is distributed by Quasar Distributors, LLC.

Aptus ETFs

Portfolio Allocations

As of October 31, 2019 (Unaudited)

Aptus Behavioral Momentum ETF

Sector	Percentage of Net Assets
Manufacturing ♦	36.0%
Wholesale Trade	12.3
Utilities	12.1
Finance and Insurance	11.1
Retail Trade	8.2
Other Services (Except Public Administration)	4.0
Mining, Quarrying, and Oil and Gas Extraction	4.0
Professional, Scientific, and Technical Services	4.0
Transportation and Warehousing	4.0
Information	3.8
Other Assets in Excess of Liabilities	0.5
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Aptus ETFs

Portfolio Allocations

As of October 31, 2019 (Unaudited) (Continued)

Aptus Fortified Value ETF

Sector	Percentage of Net Assets
Manufacturing ♦	47.1%
Information	11.8
Professional, Scientific, and Technical Services	11.7
Administrative and Support and Waste Management and Remediation Services	7.5
Finance and Insurance	4.1
Wholesale Trade	4.0
Arts, Entertainment, and Recreation	3.8
Retail Trade	3.8
Construction	1.9
Health Care and Social Assistance	1.9
Transportation and Warehousing	1.7
Purchased Options	0.5
Other Assets in Excess of Liabilities	0.2
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Aptus Defined Risk ETF

Sector	Percentage of Net Assets
Exchange Traded Funds	93.2%
Purchased Options	5.6
Other Assets in Excess of Liabilities	1.2
Total	100.0%

Aptus ETFs

Portfolio Allocations

As of October 31, 2019 (Unaudited) (Continued)

Aptus Collared Income Opportunity ETF

Sector	Percentage of Net Assets
Manufacturing ♦	44.2%
Finance and Insurance	15.0
Professional, Scientific, and Technical Services	7.7
Transportation and Warehousing	6.8
Information	6.6
Mining, Quarrying, and Oil and Gas Extractiom	5.3
Wholesale Trade	4.0
Retail Trade	3.8
Utilities	3.3
Arts, Entertainment, and Recreation	3.0
Purchased Options	1.0
Liabilities in Excess of Other Assets	-0.7
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Aptus ETFs

Portfolio Allocations

As of October 31, 2019 (Unaudited) (Continued)

Opus Small Cap Value ETF

Sector	Percentage of Net Assets
Manufacturing	20.0%
Finance and Insurance	18.6
Real Estate and Rental and Leasing	12.7
Wholesale Trade	9.2
Utilities	6.2
Professional, Scientific, and Technical Services	6.0
Health Care and Social Assistance	4.4
Transportation and Warehousing	4.0
Information	3.7
Accommodation and Food Services	3.6
Mining, Quarrying, and Oil and Gas Extraction	1.8
Construction	1.5
Consumer Discretionary	1.5
Management of Companies and Enterprises	1.4
Administrative and Support and Waste Management and Remediation Services	1.3
Retail Trade	1.3
Agriculture, Forestry, Fishing and Hunting	0.7
Other Assets in Excess of Liabilities	2.1
Total	100.0%

Aptus Behavioral Momentum ETF

Schedule of Investments

October 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Finance and Insurance — 11.1%
12,080	Aon plc	$2,333,373
5,960	MarketAxess Holdings, Inc.	2,196,796
12,080	Willis Towers Watson plc	2,257,752
		6,787,921
	Manufacturing — 36.0% ♦
27,520	Abbott Laboratories	2,300,947
37,640	Ball Corporation	2,633,671
39,840	Dentsply Sirona, Inc.	2,182,435
11,640	Edwards Lifesciences Corporation (a)	2,774,743
15,160	Hershey Company	2,226,549
26,400	Keysight Technologies, Inc. (a)	2,664,024
43,440	Mondelez International, Inc. - Class A	2,278,428
4,800	TransDigm Group, Inc.	2,526,144
28,440	Tyson Foods, Inc. - Class A	2,354,548
		21,941,489
	Mining, Quarrying, and Oil and Gas Extraction — 4.0%
17,080	Vulcan Materials Company	2,440,220

	Other Services (Except Public Administration) — 4.0%
9,120	Cintas Corporation	2,450,271

	Professional, Scientific, and Technical Services — 4.0%
27,960	Leidos Holdings, Inc.	2,410,991

	Information — 3.8%
9,640	SBA Communications Corporation	2,319,866

	Retail Trade — 8.2%
2,320	AutoZone, Inc. (a)	2,654,961
14,440	Dollar General Corporation	2,315,310
		4,970,271
	Transportation and Warehousing — 4.0%
20,440	JB Hunt Transport Services, Inc.	2,402,926

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

Schedule of Investments

October 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Utilities — 12.1%
20,560	Entergy Corporation	$2,497,629
29,400	Eversource Energy	2,461,956
10,160	NextEra Energy, Inc.	2,421,534
		7,381,119
	Wholesale Trade — 12.3%
30,160	Copart, Inc. (a)	2,492,422
20,800	Procter & Gamble Company	2,589,808
4,240	Sherwin-Williams Company	2,426,637
		7,508,867
	TOTAL COMMON STOCKS (Cost $56,259,564)	60,613,941
	TOTAL INVESTMENTS (Cost $56,259,564) — 99.5%	60,613,941
	Other Assets in Excess of Liabilities — 0.5%	320,462
	NET ASSETS — 100.0%	$60,934,403

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.3%
	Administrative and Support and Waste Management and Remediation Services — 7.5%
10,450	Alliance Data Systems Corporation	$1,045,000
650	Booking Holdings, Inc. (a)	1,331,700
49,650	Perspecta, Inc.	1,317,711
23,350	Robert Half International, Inc.	1,337,255
		5,031,666
	Arts, Entertainment, and Recreation — 3.8%
13,600	Electronic Arts, Inc. (a)	1,311,040
56,900	Viacom, Inc. - Class B	1,226,764
		2,537,804
	Construction — 1.9%
350	NVR, Inc. (a)	1,272,807

	Finance and Insurance — 4.1%
5,450	UnitedHealth Group, Inc.	1,377,215
54,000	Western Union Company	1,353,240
		2,730,455
	Health Care and Social Assistance — 1.9%
12,350	Quest Diagnostics, Inc.	1,250,438

	Information — 11.8%
27,150	CDK Global, Inc.	1,372,161
28,350	Comcast Corporation - Class A	1,270,647
46,500	Discovery, Inc. - Class A (a)	1,253,407
37,650	DISH Network Corporation - Class A (a)	1,294,407
40,850	Fox Corporation - Class A	1,308,834
201,200	Sirius XM Holdings, Inc.	1,352,064
		7,851,520
	Manufacturing — 47.1% ♦
17,400	AbbVie, Inc.	1,384,170
10,400	Acuity Brands, Inc.	1,297,816
29,800	Altria Group, Inc.	1,334,742
6,350	Amgen, Inc.	1,354,137
24,450	Applied Materials, Inc.	1,326,657
5,750	Biogen, Inc. (a)	1,717,582

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Manufacturing — 47.1% ♦ (Continued)
25,000	Bristol-Myers Squibb Company	$1,434,250
43,000	Capri Holdings, Ltd. (a)	1,336,010
13,650	Carter’s, Inc.	1,368,276
12,850	Celgene Corporation (a)	1,388,185
24,150	General Mills, Inc.	1,228,269
48,000	Gentex Corporation	1,346,400
19,850	Gilead Sciences, Inc.	1,264,643
10,950	Jazz Pharmaceuticals plc (a)	1,375,649
5,350	Lam Research Corporation	1,450,064
14,850	LyondellBasell Industries N.V. - Class A	1,332,045
24,400	NetApp, Inc.	1,363,472
35,450	Pfizer, Inc.	1,360,217
16,550	Philip Morris International, Inc.	1,347,832
23,550	Seagate Technology plc	1,366,607
8,200	Snap-on, Inc.	1,333,894
21,000	Teradyne, Inc.	1,285,620
15,800	United Therapeutics Corporation (a)	1,419,472
		31,416,009
	Professional, Scientific, and Technical Services — 11.7%
21,100	Cognizant Technology Solutions Corporation - Class A	1,285,834
77,100	Exelixis, Inc. (a)	1,191,195
9,550	F5 Networks, Inc. (a)	1,375,964
55,250	H&R Block, Inc.	1,380,697
17,200	MAXIMUS, Inc.	1,319,928
15,250	Paychex, Inc.	1,275,510
		7,829,128
	Retail Trade — 3.8%
72,400	L Brands, Inc.	1,233,696
11,550	Ross Stores, Inc.	1,266,689
		2,500,385
	Transportation and Warehousing — 1.7%
15,200	CH Robinson Worldwide, Inc.	1,149,728

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.3% (Continued)
	Wholesale Trade — 4.0%
29,000	Allison Transmission Holdings, Inc.	$1,264,690
8,300	Illinois Tool Works, Inc.	1,399,214
		2,663,904
	TOTAL COMMON STOCKS (Cost $67,067,680)	66,233,844

Shares	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 0.5%
20,000	SPDR S&P 500 ETF Trust Expiration: 01/17/2020, Exercise Price: 215.00	$606,660,000	$310,000
	TOTAL PURCHASED OPTIONS (Cost $327,071)		310,000
	TOTAL INVESTMENTS (Cost $67,394,751) — 99.8%		66,543,844
	Other Assets in Excess of Liabilities — 0.2%		117,787
	NET ASSETS — 100.0%		$66,661,631

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 93.2%
828,437	iShares iBonds Dec 2020 Term Corporate ETF	$21,009,162
844,591	iShares iBonds Dec 2021 Term Corporate ETF	21,140,113
838,081	iShares iBonds Dec 2022 Term Corporate ETF	21,262,115
835,000	iShares iBonds Dec 2023 Term Corporate ETF	21,417,750
839,219	iShares iBonds Dec 2024 Term Corporate ETF	21,601,497
839,605	iShares iBonds Dec 2025 Term Corporate ETF	21,821,334
862,703	iShares iBonds Dec 2026 Term Corporate ETF	22,067,943
	TOTAL EXCHANGE TRADED FUNDS (Cost $144,973,778)	150,319,914

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 5.6%
	Call Options — 4.9%
110	Amazon.com, Inc., Expiration: 01/17/2020, Exercise Price: 1,800.00	$19,543,260	$668,250
800	Apple, Inc., Expiration: 01/17/2020, Exercise Price: 250.00	19,900,800	708,000
425	Boeing Company, Expiration: 01/17/2020, Exercise Price: 345.00	14,446,175	640,687
3,000	Coca-Cola Company, Expiration: 01/17/2020, Exercise Price: 52.50	16,329,000	760,500
1,700	Exxon Mobil Corporation, Expiration: 01/17/2020, Exercise Price: 67.50	11,486,900	352,750
850	Facebook, Inc., Expiration: 01/17/2020, Exercise Price: 195.00	16,290,250	612,000
900	Home Depot, Inc., Expiration: 01/17/2020, Exercise Price: 235.00	21,112,200	697,500
1,700	JPMorgan Chase & Company, Expiration: 01/17/2020, Exercise Price: 125.00	21,236,400	701,250

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited) (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 5.6% (Continued)
	Call Options — 4.9% (Continued)
3,000	Merck & Company, Inc., Expiration: 01/17/2020, Exercise Price: 87.50	$25,998,000	$687,000
1,500	Microsoft Corporation, Expiration: 01/17/2020, Exercise Price: 145.00	21,505,500	633,750
1,200	Nextera Energy, Inc., Expiration: 01/17/2020, Exercise Price: 240.00	28,600,800	702,000
600	Unitedhealth Group, Inc., Expiration: 01/17/2020, Exercise Price: 250.00	15,162,000	703,500
			7,867,187
	Put Options — 0.7%
2,650	SPDR S&P 500 ETF Trust, Expiration: 12/20/2019, Exercise Price: 299.00	80,382,450	1,122,275
	TOTAL PURCHASED OPTIONS (Cost $8,953,920)		8,989,462
	TOTAL INVESTMENTS (Cost $153,927,698) — 98.8%		159,309,376
	Other Assets in Excess of Liabilities — 1.2%		1,957,805
	NET ASSETS — 100.0%		$161,267,181

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Arts, Entertainment, and Recreation — 3.0%
37,800	Las Vegas Sands Corporation ^	$2,337,552

	Finance and Insurance — 15.0%
56,700	Blackstone Group, Inc. - Class A ^	3,014,172
25,200	JPMorgan Chase & Company ^	3,147,984
50,400	State Street Corporation ^	3,329,928
44,100	Wells Fargo & Company ^	2,276,883
		11,768,967
	Information — 6.6%
75,600	AT&T, Inc. ^	2,909,844
37,800	Verizon Communications, Inc. ^	2,285,766
		5,195,610
	Manufacturing — 44.2% ♦
29,896	AbbVie, Inc. ^	2,378,227
37,800	Altria Group, Inc. ^	1,693,062
18,900	Caterpillar, Inc. ^	2,604,420
18,900	Chevron Corporation ^	2,195,046
75,600	Corning, Inc. ^	2,240,028
37,800	Exxon Mobil Corporation ^	2,554,146
63,000	GlaxoSmithKline plc - ADR ^	2,885,400
50,400	Intel Corporation ^	2,849,112
56,700	International Paper Company ^	2,476,656
18,900	Johnson & Johnson ^	2,495,556
37,800	NetApp, Inc. ^	2,112,264
56,700	Pfizer, Inc. ^	2,175,579
12,600	Raytheon Company ^	2,673,846
56,700	Seagate Technology plc ^	3,290,301
		34,623,643
	Mining, Quarrying, and Oil and Gas Extraction — 5.3%
44,100	BHP Group, Ltd. - ADR ^	2,156,931
50,400	Occidental Petroleum Corporation ^	2,041,200
		4,198,131

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Professional, Scientific, and Technical Services — 7.7%
25,200	International Business Machines Corporation ^	$3,369,996
31,500	Paychex, Inc. ^	2,634,660
		6,004,656
	Retail Trade — 3.8%
12,600	Home Depot, Inc. ^	2,955,708

	Transportation and Warehousing — 6.8%
56,700	Carnival Corporation ^	2,431,863
25,200	United Parcel Service, Inc. - Class B ^	2,902,284
		5,334,147
	Utilities — 3.3%
31,500	Dominion Energy, Inc. ^	2,600,325

	Wholesale Trade — 4.0%
18,900	3M Company ^	3,118,311
	TOTAL COMMON STOCKS (Cost $75,668,835)	78,137,050

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 1.0%
	Call Options — 0.3%
670	SPDR S&P 500 ETF Trust, Expiration: 12/20/2019, Exercise Price: 308.00	$20,323,110	$202,675

	Put Options — 0.7%
189	3M Company, Expiration: 12/20/2019, Exercise Price: 150.00	3,118,311	26,838
296	AbbVie, Inc., Expiration: 11/15/2019, Exercise Price: 70.00	2,354,680	3,848
378	Altria Group, Inc., Expiration: 11/15/2019, Exercise Price: 40.00	1,693,062	2,457

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited) (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 1.0% (Continued)
	Put Options — 0.7% (Continued)
756	AT&T, Inc., Expiration: 11/15/2019, Exercise Price: 35.00	$2,909,844	$2,646
441	BHP Group, Ltd., Expiration: 11/15/2019, Exercise Price: 47.50	2,156,931	16,537
567	Blackstone Group, Inc., Expiration: 12/20/2019, Exercise Price: 48.00	3,014,172	29,767
567	Carnival Corporation, Expiration: 01/17/2020, Exercise Price: 37.50	2,431,863	32,603
189	Caterpillar, Inc., Expiration: 12/20/2019, Exercise Price: 130.00	2,604,420	43,564
189	Chevron Corporation, Expiration: 11/15/2019, Exercise Price: 105.00	2,195,046	4,158
756	Corning, Inc., Expiration: 11/15/2019, Exercise Price: 27.00	2,240,028	5,292
315	Dominion Energy, Inc., Expiration: 11/15/2019, Exercise Price: 77.50	2,600,325	3,938
378	Exxon Mobil Corporation, Expiration: 11/15/2019, Exercise Price: 65.00	2,554,146	23,247
630	GlaxoSmithKline plc, Expiration: 11/15/2019, Exercise Price: 40.00	2,885,400	3,150
126	Home Depot, Inc., Expiration: 11/15/2019, Exercise Price: 220.00	2,955,708	3,465
504	Intel Corporation, Expiration: 12/20/2019, Exercise Price: 50.00	2,849,112	14,364

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited) (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 1.0% (Continued)
	Put Options — 0.7% (Continued)
252	International Business Machines Corporation, Expiration: 11/15/2019, Exercise Price: 120.00	$3,369,996	$2,772
567	International Paper Company, Expiration: 01/17/2020, Exercise Price: 37.50	2,476,656	24,948
189	Johnson & Johnson, Expiration: 11/15/2019, Exercise Price: 125.00	2,495,556	4,158
252	JPMorgan Chase & Company, Expiration: 11/15/2019, Exercise Price: 110.00	3,147,984	1,890
378	Las Vegas Sands Corporation, Expiration: 11/15/2019, Exercise Price: 52.50	2,337,552	945
378	NetApp, Inc., Expiration: 11/15/2019, Exercise Price: 50.00	2,112,264	24,759
504	Occidental Petroleum Corporation, Expiration: 11/15/2019, Exercise Price: 45.00	2,041,200	235,620
315	Paychex, Inc., Expiration: 11/15/2019, Exercise Price: 77.50	2,634,660	3,150
567	Pfizer, Inc., Expiration: 11/15/2019, Exercise Price: 34.00	2,175,579	1,985
126	Raytheon Company, Expiration: 11/15/2019, Exercise Price: 170.00	2,673,846	1,386
567	Seagate Technology plc, Expiration: 11/15/2019, Exercise Price: 50.00	3,290,301	14,742
504	State Street Corporation, Expiration: 12/20/2019, Exercise Price: 60.00	3,329,928	35,280

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited) (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 1.0% (Continued)
	Put Options — 0.7% (Continued)
252	United Parcel Service, Inc., Expiration: 11/15/2019, Exercise Price: 105.00	$2,902,284	$4,032
378	Verizon Communications, Inc., Expiration: 11/15/2019, Exercise Price: 55.00	2,285,766	1,323
441	Wells Fargo & Company, Expiration: 12/20/2019, Exercise Price: 47.50	2,276,883	16,758
	TOTAL PURCHASED OPTIONS (Cost $1,193,303)		792,297
	TOTAL INVESTMENTS (Cost $76,862,138) — 100.7%		78,929,347
	Liabilities in Excess of Other Assets — (0.7)%		(532,699)
	NET ASSETS — 100.0%		$78,396,648

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

^	All or a portion of this security is held as collateral for the options written. At October 31, 2019, the value of these securities amount to $78,137,050 or 99.7% of net assets.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

SCHEDULE OF Options Written

October 31, 2019 (Unaudited)

Contracts	Security Description	Notional Value	Value
	Written Call Options — (2.7)%
(189)	3M Company, Expiration: 12/20/19, Exercise Price: 170.00	$(3,118,311)	$(46,022)
(296)	AbbVie, Inc., Expiration: 11/15/19, Exercise Price: 77.50	(2,354,680)	(91,020)
(378)	Altria Group, Inc., Expiration: 11/15/19, Exercise Price: 42.50	(1,693,062)	(96,012)
(756)	AT&T, Inc., Expiration: 11/15/19, Exercise Price: 38.00	(2,909,844)	(60,480)
(441)	BHP Group, Ltd., Expiration: 11/15/19, Exercise Price: 50.00	(2,156,931)	(19,404)
(567)	Blackstone Group, Inc., Expiration: 12/20/19, Exercise Price: 52.50	(3,014,172)	(113,400)
(567)	Carnival Corporation, Expiration: 1/17/20, Exercise Price: 45.00	(2,431,863)	(58,117)
(189)	Caterpillar, Inc., Expiration: 12/20/19, Exercise Price: 145.00	(2,604,420)	(40,257)
(189)	Chevron Corporation, Expiration: 11/15/19, Exercise Price: 115.00	(2,195,046)	(49,801)
(756)	Corning, Inc., Expiration: 11/15/19, Exercise Price: 29.00	(2,240,028)	(71,442)
(315)	Dominion Energy, Inc., Expiration: 11/15/19, Exercise Price: 82.50	(2,600,325)	(35,437)
(378)	Exxon Mobil Corporation, Expiration: 11/15/19, Exercise Price: 70.00	(2,554,146)	(7,938)
(630)	GlaxoSmithKline plc, Expiration: 11/15/19, Exercise Price: 44.00	(2,885,400)	(116,550)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

SCHEDULE OF Options Written

October 31, 2019 (Unaudited) (Continued)

Contracts	Security Description	Notional Value	Value
	Written Call Options — (2.7)% (Continued)
(126)	Home Depot, Inc., Expiration: 11/15/19, Exercise Price: 235.00	$(2,955,708)	$(37,737)
(504)	Intel Corporation, Expiration: 12/20/19, Exercise Price: 57.50	(2,849,112)	(60,228)
(252)	International Business Machines Corporation, Expiration: 11/15/19, Exercise Price: 135.00	(3,369,996)	(19,782)
(567)	International Paper Company, Expiration: 1/17/20, Exercise Price: 42.50	(2,476,656)	(136,931)
(189)	Johnson & Johnson, Expiration: 11/15/19, Exercise Price: 135.00	(2,495,556)	(11,718)
(252)	JPMorgan Chase & Company, Expiration: 11/15/19, Exercise Price: 120.00	(3,147,984)	(135,450)
(378)	Las Vegas Sands Corporation, Expiration: 11/15/19, Exercise Price: 60.00	(2,337,552)	(94,689)
(378)	NetApp, Inc., Expiration: 11/15/19, Exercise Price: 55.00	(2,112,264)	(109,809)
(504)	Occidental Petroleum Corporation, Expiration: 11/15/19, Exercise Price: 50.00	(2,041,200)	(4,032)
(315)	Paychex, Inc., Expiration: 11/15/19, Exercise Price: 85.00	(2,634,660)	(15,750)
(567)	Pfizer, Inc., Expiration: 11/15/19, Exercise Price: 37.00	(2,175,579)	(81,648)
(126)	Raytheon Company, Expiration: 11/15/19, Exercise Price: 195.00	(2,673,846)	(223,650)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

SCHEDULE OF Options Written

October 31, 2019 (Unaudited) (Continued)

Contracts	Security Description	Notional Value	Value
	Written Call Options — (2.7)% (Continued)
(567)	Seagate Technology plc, Expiration: 11/15/19, Exercise Price: 55.00	$(3,290,301)	$(233,888)
(504)	State Street Corporation, Expiration: 12/20/19, Exercise Price: 67.50	(3,329,928)	(99,540)
(252)	United Parcel Service, Inc., Expiration: 11/15/19, Exercise Price: 120.00	(2,902,284)	(4,914)
(378)	Verizon Communications, Inc., Expiration: 11/15/19, Exercise Price: 60.00	(2,285,766)	(36,477)
(441)	Wells Fargo & Company, Expiration: 12/20/19, Exercise Price: 52.50	(2,276,883)	(36,383)
	Total Written Call Options (Premiums Received $1,734,725)		$(2,148,506)

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 97.9%
	Accommodation and Food Services — 3.6%
17,290	Ruth’s Hospitality Group, Inc.	$355,828
10,673	Texas Roadhouse, Inc.	603,025
12,368	Wyndham Destinations, Inc.	573,999
		1,532,852
	Administrative and Support and Waste Management and Remediation Services — 1.3%
6,175	Barrett Business Services, Inc.	541,733

	Agriculture, Forestry, Fishing and Hunting — 0.7%
16,887	Limoneira Company	319,502

	Construction — 1.5%
17,196	MDC Holdings, Inc.	665,657

	Consumer Discretionary — 1.5%
16,436	Kontoor Brands, Inc.	624,568

	Finance and Insurance — 18.6%
8,125	AMERISAFE, Inc.	516,181
5,422	Argo Group International Holdings, Ltd.	335,459
10,996	Carolina Financial Corporation	417,298
5,728	FirstCash, Inc.	483,386
13,845	German American Bancorp, Inc.	457,577
15,210	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	454,171
4,095	Hanover Insurance Group, Inc.	539,353
2,470	Hingham Institution for Savings	469,275
5,460	Independent Bank Corporation	448,157
9,880	Lakeland Financial Corporation	459,914
13,207	Pacific Premier Bancorp, Inc.	445,802
7,995	Preferred Bank	426,213
9,815	Stewart Information Services Corporation	401,630
10,205	Stock Yards Bancorp, Inc.	407,588
11,700	Towne Bank	328,653
7,085	Washington Trust Bancorp, Inc.	361,973

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.9% (Continued)
	Finance and Insurance — 18.6% (Continued)
18,200	West Bancorporation, Inc.	$427,336
11,718	Western Alliance Bancorp	578,049
		7,958,015
	Health Care and Social Assistance — 4.4%
1,625	Chemed Corporation	640,103
8,450	Encompass Health Corporation	540,969
17,247	Ensign Group, Inc.	728,686
		1,909,758
	Information — 3.7%
8,131	CyrusOne, Inc.	579,578
45,060	Magic Software Enterprises, Ltd.	419,058
28,351	Sapiens International Corp NV	599,057
		1,597,693
	Management of Companies and Enterprises — 1.4%
16,703	ServisFirst Bancshares, Inc.	584,605

	Manufacturing — 20.0%
5,525	AptarGroup, Inc.	652,779
3,965	Carlisle Companies, Inc.	603,751
4,550	Carter’s, Inc.	456,092
5,343	Columbia Sportswear Company	483,274
4,615	Crane Company	353,140
12,807	Delek US Holdings, Inc.	511,640
7,996	Dolby Laboratories, Inc. - Class A	514,383
11,237	FLIR Systems, Inc.	579,380
14,755	Gildan Activewear, Inc.	376,695
5,197	Hill-Rom Holdings, Inc.	544,074
4,810	Kadant, Inc.	436,748
4,095	Kaiser Aluminum Corporation	438,493
13,810	Logitech International S.A.	562,757
3,640	Nordson Corporation	570,788
3,510	Reliance Steel & Aluminum Company	407,300
6,630	Sonoco Products Company	382,551
9,239	Toro Company	712,604
		8,586,449

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.9% (Continued)
	Mining, Quarrying, and Oil and Gas Extraction — 1.8%
24,551	Brigham Minerals, Inc. - Class A	$468,679
54,088	Evolution Petroleum Corporation	303,974
		772,653
	Professional, Scientific, and Technical Services — 6.0%
5,462	ICF International, Inc.	468,039
5,601	Insperity, Inc.	591,634
11,318	Macquarie Infrastructure Corporation	488,258
58,500	National CineMedia, Inc.	491,107
20,490	Outfront Media, Inc.	539,092
		2,578,130
	Real Estate and Rental and Leasing — 12.7%
13,520	Blackstone Mortgage Trust, Inc. - Class A	490,776
23,465	CareTrust REIT, Inc.	568,791
13,167	Community Healthcare Trust, Inc.	637,546
4,395	EastGroup Properties, Inc.	588,710
24,190	Essential Properties Realty Trust, Inc.	620,715
29,330	Ladder Capital Corporation	506,529
6,388	Marriott Vacations Worldwide Corporation	702,233
12,810	National Storage Affiliates Trust	437,718
10,210	NexPoint Residential Trust, Inc.	497,942
22,165	Retail Opportunity Investments Corporation	413,710
		5,464,670
	Retail Trade — 1.3%
7,216	Aaron’s, Inc.	540,695

	Transportation and Warehousing — 4.0%
8,840	Forward Air Corporation	611,463
24,858	GasLog Partners LP	492,437
10,985	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	611,864
		1,715,764
	Utilities — 6.2%
52,455	Algonquin Power & Utilities Corporation	719,683
13,910	Aqua America, Inc.	630,540

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

October 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.9% (Continued)
	Utilities — 6.2% (Continued)
14,300	CorEnergy Infrastructure Trust, Inc.	$688,831
11,440	NextEra Energy Partners LP	602,888
		2,641,942
	Wholesale Trade — 9.2%
8,129	Hexcel Corporation	606,586
3,640	Hubbell, Inc.	515,788
9,945	KAR Auction Services, Inc.	247,233
5,200	MSC Industrial Direct Company, Inc. - Class A	380,692
3,395	Pool Corporation	704,123
7,735	RPM International, Inc.	560,246
3,575	SYNNEX Corporation	420,920
2,940	Watsco, Inc.	518,322
		3,953,910
	TOTAL COMMON STOCKS (Cost $40,408,330)	41,988,596
	TOTAL INVESTMENTS (Cost $40,408,330) — 97.9%	41,988,596
	Other Assets in Excess of Liabilities — 2.1%	907,750
	NET ASSETS — 100.0%	$42,896,346

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Assets and Liabilities

October 31, 2019 (Unaudited)

	Aptus Behavioral Momentum ETF	Aptus Fortified Value ETF	Aptus Defined Risk ETF
ASSETS
Investments in securities, at value*	$60,613,941	$66,543,844	$159,309,376
Receivable for securities sold	—	67,834	6,897,056
Cash	318,539	95,874	1,990,554
Dividends and interest receivable	44,456	54,251	802
Deposit at broker	—	270,188	966,818
Total assets	60,976,936	67,031,991	169,164,606

LIABILITIES
Payable for securities purchased	—	327,071	7,805,542
Management fees payable	42,533	43,289	91,883
Total liabilities	42,533	370,360	7,897,425

NET ASSETS	$60,934,403	$66,661,631	$161,267,181

Net Assets Consist of:
Paid-in capital	$69,195,857	$74,744,179	$153,457,597
Total distributable earnings (accumulated deficit)	(8,261,454)	(8,082,548)	7,809,584
Net assets	$60,934,403	$66,661,631	$161,267,181

Net Asset Value:
Net assets	$60,934,403	$66,661,631	$161,267,181
Shares outstanding^	2,000,000	2,500,000	5,900,000
Net asset value, offering and redemption price per share	$30.47	$26.66	$27.33

* Identified Cost:
Investment in securities	$56,259,564	$67,394,751	$153,927,698

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Assets and Liabilities

October 31, 2019 (Unaudited) (Continued)

	Aptus Collared Income Opportunity ETF	Opus Small Cap Value ETF
ASSETS
Investments in securities, at value*	$78,929,347	$41,988,596
Cash	646,287	1,200,147
Dividends and interest receivable	137,031	18,929
Broker interest receivable	1,044	—
Deposit at broker	880,639	—
Total assets	80,594,348	43,207,672

LIABILITIES
Options written, at value (premiums received, $1,734,725 and $0)	2,148,506	—
Payable for securities purchased	—	282,409
Management fees payable	49,194	28,917
Total liabilities	2,197,700	311,326

NET ASSETS	$78,396,648	$42,896,346

Net Assets Consist of:
Paid-in capital	$78,755,565	$39,052,489
Total distributable earnings (accumulated deficit)	(358,917)	3,843,857
Net assets	$78,396,648	$42,896,346

Net Asset Value:
Net assets	$78,396,648	$42,896,346
Shares outstanding^	3,150,000	1,625,000
Net asset value, offering and redemption price per share	$24.89	$26.40

* Identified Cost:
Investment in securities	$76,862,138	$40,408,330

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Operations

For the Six-Months Ended October 31, 2019 (Unaudited)

	Aptus Behavioral Momentum ETF	Aptus Fortified Value ETF	Aptus Defined Risk ETF
INCOME
Dividends	$477,475	$760,792	$1,758,011
Interest	—	1,212	11,235
Total investment income	477,475	762,004	1,769,246

EXPENSES
Management fees	267,891	282,275	457,896
Interest expense	—	—	12
Total expenses	267,891	282,275	457,908
Net investment income (loss)	209,584	479,729	1,311,338

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on: investments	356,498	(1,526,497)	164,415

Change in unrealized appreciation (depreciation) on:
Investments	1,064,682	(1,349,829)	2,956,240
Net realized and unrealized gain (loss) on investments	1,421,180	(2,876,326)	3,120,655
Net increase (decrease) in net assets resulting from operations	$1,630,764	$(2,396,597)	$4,431,993

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Operations

For the Six-Months Ended October 31, 2019 (Unaudited) (Continued)

	Aptus Collared Income Opportunity ETF	Opus Small Cap Value ETF
INCOME
Dividends+	$773,599	$798,593
Interest	1,533	—
Total investment income	775,132	798,593

EXPENSES
Management fees	148,694	198,096
Total expenses	148,694	198,096
Net investment income (loss)	626,438	600,497

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,253,742)	2,601,341
Options written	(991,255)	—

Change in unrealized appreciation (depreciation) on:
Investments	2,067,209	257,816
Options written	(413,781)	—
Net realized and unrealized gain (loss) on investments	(591,569)	2,859,157
Net increase (decrease) in net assets resulting from operations	$34,869	$3,459,654

+	Net of foreign taxes withheld of $0 and $11,166.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

Statements of Changes in Net Assets

	Six-Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
OPERATIONS
Net investment income (loss)	$209,584	$652,875
Net realized gain (loss) on investments	356,498	(5,065,109)
Change in unrealized appreciation (depreciation) on investments	1,064,682	(3,130,124)
Net increase (decrease) in net assets resulting from operations	1,630,764	(7,542,358)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(581,897)
Total distributions to shareholders	—	(581,897)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,309,930	87,947,070
Payments for shares redeemed	(26,071,770)	(66,623,105)
Net increase (decrease) in net assets derived from capital share transactions (a)	(10,761,840)	21,323,965
Net increase (decrease) in net assets	$(9,131,076)	$13,199,710

NET ASSETS
Beginning of period/year	$70,065,479	$56,865,769
End of period/year	$60,934,403	$70,065,479

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
	Shares	Shares
Subscriptions	500,000	2,700,000
Redemptions	(850,000)	(2,100,000)
Net increase (decrease)	(350,000)	600,000

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
OPERATIONS
Net investment income (loss)	$479,729	$804,426
Net realized gain (loss) on investments	(1,526,497)	(1,656,901)
Change in unrealized appreciation (depreciation) on investments	(1,349,829)	1,949,626
Net increase (decrease) in net assets resulting from operations	(2,396,597)	1,097,151

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(561,845)
Total distributions to shareholders	—	(561,845)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	23,754,740	62,213,855
Payments for shares redeemed	(40,505,015)	(39,276,420)
Net increase (decrease) in net assets derived from capital share transactions (a)	(16,750,275)	22,937,435
Net increase (decrease) in net assets	$(19,146,871)	$23,472,741

NET ASSETS
Beginning of period/year	$85,808,503	$62,335,762
End of period/year	$66,661,631	$85,808,503

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
	Shares	Shares
Subscriptions	900,000	2,250,000
Redemptions	(1,550,000)	(1,450,000)
Net increase (decrease)	(650,000)	800,000

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended October 31, 2019 (Unaudited)	Period Ended April 30, 2019*
OPERATIONS
Net investment income (loss)	$1,311,338	$874,685
Net realized gain (loss) on investments	164,415	3,159,644
Change in unrealized appreciation (depreciation) on investments	2,956,240	2,425,438
Net increase (decrease) in net assets resulting from operations	4,431,993	6,459,767

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,098,729)	(1,980,875)
Total distributions to shareholders	(1,098,729)	(1,980,875)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	53,238,880	101,493,210
Payments for shares redeemed	—	(1,277,065)
Net increase (decrease) in net assets derived from capital share transactions (a)	53,238,880	100,216,145
Net increase (decrease) in net assets	$56,572,144	$104,695,037

NET ASSETS
Beginning of period	$104,695,037	$—
End of period	$161,267,181	$104,695,037

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended October 31, 2019 (Unaudited)	Period Ended April 30, 2019*
	Shares	Shares
Subscriptions	1,950,000	4,000,000
Redemptions	—	(50,000)
Net increase (decrease)	1,950,000	3,950,000

*	Fund commenced operations on August 7, 2018. The information presented is for the period from August 7, 2018 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2019* (Unaudited)
OPERATIONS
Net investment income (loss)	$626,438
Net realized gain (loss) on investments and options written	(2,244,997)
Change in unrealized appreciation (depreciation) on investments and options written	1,653,428
Net increase (decrease) in net assets resulting from operations	34,869

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(393,786)
Total distributions to shareholders	(393,786)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	78,755,565
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	78,755,565
Net increase (decrease) in net assets	$78,396,648

NET ASSETS
Beginning of period	$—
End of period	$78,396,648

(a)	A summary of capital share transactions is as follows:

Period Ended October 31, 2019* (Unaudited)
Shares
Subscriptions	3,150,000
Redemptions	—
Net increase (decrease)	3,150,000

*	Fund commenced operations on July 9, 2019. The information presented is for the period from July 9, 2019 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended October 31, 2019 (Unaudited)	Period Ended April 30, 2019*
OPERATIONS
Net investment income (loss)	$600,497	$400,022
Net realized gain (loss) on investments	2,601,341	(478,067)
Change in unrealized appreciation (depreciation) on investments	257,816	1,322,450
Net increase (decrease) in net assets resulting from operations	3,459,654	1,244,405

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(548,888)	(311,314)
Total distributions to shareholders	(548,888)	(311,314)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,010,625	45,943,477
Payments for shares redeemed	(23,902,562)	—
Transaction fees (Note 7)	548	401
Net increase (decrease) in net assets derived from capital share transactions (a)	(6,891,389)	45,943,878
Net increase (decrease) in net assets	$(3,980,623)	$46,876,969

NET ASSETS
Beginning of period	$46,876,969	$—
End of period	$42,896,346	$46,876,969

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended October 31, 2019 (Unaudited)	Period Ended April 30, 2019*
	Shares	Shares
Subscriptions	675,000	1,875,000
Redemptions	(925,000)	—
Net increase (decrease)	(250,000)	1,875,000

*	Fund commenced operations on July 17, 2018. The information presented is for the period from July 17, 2018 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

Financial Highlights

For a capital share outstanding throughout each period/year

	Six-Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Year Ended April 30, 2018	Period Ended April 30, 2017(1)
Net asset value, beginning of period/year	$29.82		$32.49	$26.57	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.09		0.29	0.05	0.28
Net realized and unrealized gain (loss) on investments	0.56		(2.72)	5.97	1.47
Total from investment operations	0.65		(2.43)	6.02	1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.24)	(0.10)	(0.18)
Total distributions	—		(0.24)	(0.10)	(0.18)
Net asset value, end of period/year	$30.47		$29.82	$32.49	$26.57
Total return	2.19	%(3)	-7.46%	22.68%	7.01	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$60,934		$70,065	$56,866	$33,214

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)	0.79%	0.79%	0.79	%(4)
Net investment income (loss) to average net assets	0.62	%(4)	0.91%	0.17%	1.21	%(4)
Portfolio turnover rate(5)	62	%(3)	321%	124%	144	%(3)

(1)	Commencement of operations on June 8, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

Financial Highlights

For a capital share outstanding throughout each period/year

	Six-Months Ended October 31, 2019 (Unaudited)		Year Ended April 30, 2019	Period Ended April 30, 2018(1)
Net asset value, beginning of period/year	$27.24		$26.53	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.17		0.27	0.08
Net realized and unrealized gain (loss) on investments(7)	(0.75)		0.62	1.48
Total from investment operations	(0.58)		0.89	1.56

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—		(0.10)	(0.03)
Net realized gain	—		(0.08)	—
Total distributions	—		(0.18)	(0.03)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—		—	0.00	(6)

Net asset value, end of period/year	$26.66		$27.24	$26.53
Total return	-2.13	%(3)	3.55%	6.24	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$66,662		$85,809	$62,336

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)	0.79%	0.79	%(4)
Net investment income (loss) to average net assets	1.34	%(4)	1.02%	0.61	%(4)
Portfolio turnover rate(5)	26	%(3)	51%	34	%(3)

(1)	Commencement of operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005. See Note 7.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Financial Highlights

For a capital share outstanding throughout each period

	Six-Months Ended October 31, 2019 (Unaudited)		Period Ended April 30, 2019(1)
Net asset value, beginning of period	$26.51		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.27		0.35
Net realized and unrealized gain (loss) on investments	0.78		1.90
Total from investment operations	1.05		2.25

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.23)		(0.27)
Net realized gain	—		(0.47)
Total distributions	(0.23)		(0.74)
Net asset value, end of period	$27.33		$26.51
Total return	3.93	%(3)	9.23	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$161,267		$104,695

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.69	%(4)(6)	0.69	%(4)(6)
Net investment income (loss) to average net assets	1.97	%(4)(6)	1.86	%(4)(6)
Portfolio turnover rate(5)	0	%(3)	21	%(3)

(1)	Commencement of operations on August 7, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions
(6)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Financial Highlights

For a capital share outstanding throughout each period

	Period Ended October 31, 2019(1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.25
Net realized and unrealized gain (loss) on investments	(0.22	)(6)
Total from investment operations	0.03

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.14)
Total distributions	(0.14)

Net asset value, end of period	$24.89
Total return	0.12	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$78,397

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	3.32	%(4)
Portfolio turnover rate(5)	26	%(3)

(1)	Commencement of operations on July 9, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Financial Highlights

For a capital share outstanding throughout each year/period

	Six-Months Ended October 31, 2019 (Unaudited)		Period Ended April 30, 2019(1)
Net asset value, beginning of period	$25.00		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.30		0.38
Net realized and unrealized gain (loss) on investments	1.35		(0.08	)(7)
Total from investment operations	1.65		0.30

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.25)		(0.30)
Total distributions	(0.25)		(0.30)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	0.00	(6)	0.00	(6)

Net asset value, end of period	$26.40		$25.00
Total return	6.61	%(3)	1.34	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$42,896		$46,877

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)	0.79	%(4)
Net investment income (loss) to average net assets	2.39	%(4)	2.01	%(4)
Portfolio turnover rate(5)	30	%(3)	31	%(3)

(1)	Commencement of operations on July 17, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions
(6)	Represents less than $0.005. See Note 7.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Notes to Financial Statements

October 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Aptus Fortified Value ETF and Aptus Collared Income Opportunity ETF are non-diversified series and Aptus Behavioral Momentum ETF, Aptus Defined Risk ETF, and Opus Small Cap Value ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). Aptus Behavioral Momentum ETF commenced operations on June 8, 2016, and its investment objective is to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index. Aptus Fortified Value ETF commenced operations on October 31, 2017, and its investment objective is to track the performance, before fees and expenses, of the Aptus Fortified Value Index. Aptus Defined Risk ETF commenced operations on August 7, 2018, and its investment objective is to seek current income and capital appreciation. Aptus Collared Income Opportunity ETF commenced operations on July 9. 2019, and its investment objective is to seek current income and capital appreciation. Opus Small Cap Value ETF commenced operations on July 17, 2018, and its investment objective is to seek capital appreciation.

The end of the reporting period for the Funds is October 31, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended, October 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Aptus Behavioral Momentum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$60,613,941	$—	$—	$60,613,941
Total Investments in Securities	$60,613,941	$—	$—	$60,613,941

^	See Schedule of Investments for breakout of investments by sector classification.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

Aptus Fortified Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$66,233,844	$—	$—	$66,233,844
Purchased Options	—	310,000	—	310,000
Total Investments in Securities	$66,233,844	$310,000	$—	$66,543,844

^	See Schedule of Investments for breakout of investments by sector classification.

Aptus Defined Risk ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$150,319,914	$—	$—	$150,319,914
Purchased Options	—	8,989,462	—	8,989,462
Total Investments in Securities	$150,319,914	$8,989,462	$—	$159,309,376

^	See Schedule of Investments for breakout of investments by sector classification.

Aptus Collared Income Opportunity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$78,137,050	$—	$—	$78,137,050
Purchased Options	—	792,297	—	792,297
Total Investments in Securities	$78,137,050	$792,297	$—	$78,929,347

^	See Schedule of Investments for breakout of investments by sector classification.

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$2,148,506	$—	$2,148,506
Total Call Options Written	$—	$2,148,506	$—	$2,148,506

Opus Small Cap Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,988,596	$—	$—	$41,988,596
Total Investments in Securities	$41,988,596	$—	$—	$41,988,596

^	See Schedule of Investments for breakout of investments by sector classification.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the most recently completed fiscal period end, the Funds did not occur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF on an annual basis while Aptus Defined Risk ETF, Aptus Collared Income Opportunity ETF, and Opus Small Cap Value ETF pay net investment income distributions on a quarterly basis and net realized gains distributions on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

The permanent differences primarily relate to differing book and tax treatment for redemptions in-kind. During the fiscal year ended April 30, 2019, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Aptus Behavioral Momentum ETF	$(5,810,605)	$5,810,605
Aptus Fortified Value ETF	(4,774,575)	4,774,575
Aptus Defined Risk ETF	(2,572)	2,572
Opus Small Cap Value ETF	—	—

During the fiscal period ended April 30, 2019, the Funds realized the following in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

In-kind Redemptions
Aptus Behavioral Momentum ETF	$5,810,605
Aptus Fortified Value ETF	4,774,575
Aptus Defined Risk ETF	2,572
Opus Small Cap Value ETF	—

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On November 8, 2019, the Aptus Behavioral Momentum ETF changed its name and ticker symbol to “Aptus Drawdown Managed Equity ETF” and “ADME”, respectively. Additionally, the Fund’s investment objective changed from tracking the total return, before fees and expenses, of the Aptus Behavioral Momentum Index to seeking capital appreciation with downside protection.

Effective November 9, 2019, Driehaus Capital Management, LLC no longer serves as sub-adviser to the Opus Small Cap Value ETF.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Funds’ distributor at the close of the transaction, subject to Board approval.

Effective prior to market open on December 30, 2019, the Aptus Fortified Value ETF merged into the Aptus Drawdown Managed Equity ETF (the “Merger”). As a result of the Merger, shareholders of the Aptus Fortified Value ETF as of the close of trading on December 27, 2019 received shares of the Aptus Drawdown Managed Equity ETF equal in value to the aggregate value of their shares in the Aptus Fortified Value ETF as of December 27, 2019.

There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser and index provider to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Driehaus Capital Management, LLC was the Sub-Adviser for Opus Small Cap Value ETF, during the current fiscal period until November 8, 2019.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Driehaus Capital Management, LLC (the “Sub-Adviser”) for Opus Small Cap Value ETF only, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, Aptus Collared Income Opportunity ETF, and Opus Small Cap Value ETF each pays the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets. Aptus Defined Risk ETF pays the Adviser an annual rate of 0.69% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Behavioral Momentum ETF	$42,497,838	$40,729,307
Aptus Fortified Value ETF	18,287,847	18,946,044
Aptus Defined Risk ETF	2,753,735	—
Aptus Collared Income Opportunity ETF	16,883,975	17,714,067
Opus Small Cap Value ETF	14,366,181	14,461,292

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus Behavioral Momentum ETF	$14,927,925	$25,536,158
Aptus Fortified Value ETF	23,362,078	40,137,762
Aptus Defined Risk ETF	49,030,864	—
Aptus Collared Income Opportunity ETF	77,489,623	—
Opus Small Cap Value ETF	16,457,384	23,255,994

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Aptus Collared Income Opportunity ETF commenced operations on July 9, 2019; therefore, no tax information is available as of the date of this report.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2019 are as follows:

	Aptus Behavioral Momentum ETF	Aptus Fortified Value ETF
Tax cost of investments	$66,620,443	$86,200,509
Gross tax unrealized appreciation	$3,860,178	$5,886,315
Gross tax unrealized depreciation	(570,483)	(6,690,297)
Total unrealized appreciation (depreciation)	3,289,695	(803,982)
Undistributed ordinary Income	80,877	567,498
Undistributed long-term capital gains	—	—
Accumulated gain (loss)	80,877	567,498
Other accumulated gain (loss)	(13,262,790)	(5,449,467)
Distributable earnings (accumulated deficit)	$(9,892,218)	$(5,685,951)

	Aptus Defined Risk ETF	Opus Small Cap Value ETF
Tax cost of investments	$100,198,136	$44,721,534
Gross tax unrealized appreciation	$2,642,331	$2,815,687
Gross tax unrealized depreciation	(254,380)	(1,493,349)
Total unrealized appreciation (depreciation)	2,387,951	1,322,338
Undistributed ordinary Income	2,088,369	87,306
Undistributed long-term capital gains	—	—
Accumulated gain (loss)	2,088,369	87,306
Other accumulated gain (loss)	—	(476,553)
Distributable earnings (accumulated deficit)	$4,476,320	$933,091

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales. As of April 30, 2019, the Funds deferred, on a tax-basis, no post-October or late year ordinary losses.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

As of April 30, 2019, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Aptus Behavioral Momentum ETF	$13,262,790	$—	N/A
Aptus Fortified Value ETF	5,070,757	378,710	N/A
Aptus Defined Risk ETF	—	—	N/A
Opus Small Cap Value ETF	476,553	—	N/A

The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2019, was as follows:

Ordinary Income
Aptus Behavioral Momentum ETF	$581,897
Aptus Fortified Value ETF	561,845
Aptus Defined Risk ETF	1,980,875
Opus Small Cap Value ETF	311,314

The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2018, was as follows:

Ordinary Income
Aptus Behavioral Momentum ETF	$115,305
Aptus Fortified Value ETF	26,747
Aptus Defined Risk ETF	N/A
Opus Small Cap Value ETF	N/A

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Options Contracts. Aptus Fortified Value ETF, Aptus Defined Risk ETF, and Aptus Collared Income Opportunity ETF may purchase call and put options; Aptus Collared Income Opportunity ETF may also write options. When the Fund purchases a call or put

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average monthly volume of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus Fortified Value ETF	$359,397
Aptus Defined Risk ETF	8,034,948
Aptus Collard Income Opportunity ETF	1,323,018

Written Options
Aptus Collard Income Opportunity ETF	$(1,090,788)

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

Due to the absence of a master netting agreement related to the Funds’ participation in writing options, no additional offsetting disclosures have been made on behalf of the Funds.

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is follows:

		Asset Derivatives*
Fund	Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Aptus Fortified Value ETF	Equity Contracts & Purchased Options	Investments in Securities, at Value	$310,000
Aptus Defined Risk ETF	Equity Contracts & Purchased Options	Investments in Securities, at Value	8,989,462
Aptus Collared Income Opportunity ETF	Equity Contracts & Purchased Options	Investments in Securities, at Value	792,297

		Liability Derivatives*
Fund	Derivatives	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Options Written	Options written at value	$(2,148,506)

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the current fiscal period, were as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Aptus Fortified Value ETF	Purchased Options	$(1,649,346)	$(2,568)
Aptus Defined Risk ETF	Purchased Options	164,415	165,733
Aptus Collard Income Opportunity ETF	Purchased Options	(304,976)	(401,006)
Aptus Collard Income Opportunity ETF	Written Options	(991,255)	(413,781)

NOTE 7 – SHARE TRANSACTIONS

Shares of Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, Aptus Defined Risk ETF, and Aptus Collared Income Opportunity ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Shares of Opus Small Cap Value ETF are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, Aptus Defined Risk ETF, and Aptus Collared Income Opportunity ETF issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Opus Small Cap Value ETF issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

October 31, 2019 (Unaudited) (Continued)

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund are displayed in the capital share transactions section of the Statement of Changes in Net Assets. During the current fiscal period, the Opus Small Cap Value ETF received $548 in variable fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Concentration Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Aptus ETFs

Expense Examples

For the Six-Months Ended October 31, 2019 (Unaudited)

As a shareholder of Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, Aptus Defined Risk ETF, Aptus Collared Income Opportunity ETF, and Opus Small Cap Value ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Aptus ETFs

EXPENSE EXAMPLES

For the Six-Months Ended October 31, 2019 (Unaudited) (Continued)

Aptus Behavioral Momentum ETF

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,021.90	$4.02
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.17	$4.01

Aptus Fortified Value ETF

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 978.70	$3.93
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.17	$4.01

Aptus Defined Risk ETF

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period(4)
Actual	$1,000.00	$ 1,039.30	$3.54
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.67	$3.51

Aptus Collared Income Opportunity ETF

	Beginning Account Value July 9, 2019(2)	Ending Account Value October 31, 2019	Expenses Paid During the Period
Actual	$1,000.00	$ 1,001.20	$2.46(3)
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.17	$4.01(1)

Opus Small Cap Value ETF

	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,066.10	$4.10
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.17	$4.01

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 184/366, to reflect the one-half year period.

(2)	Fund commencement.

Aptus ETFs

EXPENSE EXAMPLES

For the Six-Months Ended October 31, 2019 (Unaudited) (Continued)

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 114/366, to reflect the current fiscal period.

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.69%, multiplied by the average account value during the period, multiplied by 184/366, to reflect the one half-year period.

Aptus ETFs

Federal Tax Information
(Unaudited)

For the fiscal year ended April 30, 2019, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Behavioral Momentum ETF	99.41%
Aptus Fortified Value ETF	83.51%
Aptus Defined Risk ETF	0.01%
Opus Small Cap Value ETF	92.88%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2019 was as follows:

Aptus Behavioral Momentum ETF	100.00%
Aptus Fortified Value ETF	79.70%
Aptus Defined Risk ETF	0.02%
Opus Small Cap Value ETF	86.47%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Behavioral Momentum ETF	0.00%
Aptus Fortified Value ETF	43.10%
Aptus Defined Risk ETF	62.88%
Opus Small Cap Value ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aptusetfs.com and www.opusetfs.com daily.

Aptus ETFs

Information About Proxy Voting
(Unaudited)

A description of the polices and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Adviser and Index Provider

Aptus Capital Advisors, LLC

8½ South Bancroft Street

Fairhope, Alabama 36532

Sub-Adviser (Opus Small Cap Value ETF)

Driehaus Capital Management, LLC

25 East Erie Street

Chicago, Illinois 60611

Distributor

Quasar Distributors, LLC

777 East Wisconsin Ave, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Aptus Behavioral Momentum ETF Symbol – BEMO CUSIP – 26922A784	Aptus Defined Risk ETF Symbol – DRSK CUSIP – 26922A388

Aptus Fortified Value ETF Symbol – FTVA CUSIP – 26922A610	Aptus Collared Income Opportunity ETF Symbol – ACIO CUSIP – 26922A222
Opus Small Cap Value ETF Symbol – OSCV CUSIP – 26922A446

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/6/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/6/2020

*	Print the name and title of each signing officer under his or her signature.